Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 172,651,007
Previously Paid Amount	17,520
Total Fee Amount	23,843
Total Offset Amount	0
Net Fee	$ 6,323